Prepaid expenses and other current assets (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid interest	$ 2,286	$ 2,410
Other prepaid expenses	1,329	997
Inventory	1,505	634
Other current assets	1,060	2,402
Prepaid expenses and other current assets	$ 6,180	$ 6,443